REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Schedule of Investments in Consolidated Properties
The following table summarizes Kennedy Wilson's investment in consolidated real estate properties at December 31, 2012 and 2011:

	December 31,
	2012	2011
Land	$99,595,000	$65,908,000
Buildings	193,302,000	53,112,000
Building improvements	3,964,000	2,295,000
	296,861,000	121,315,000
Less accumulated depreciation	(7,412,000)	(5,435,000)
Real estate, net	$289,449,000	$115,880,000

Schedule of Business Acquisitions
The following table summarizes Kennedy Wilson's acquisitions during 2012 as described above:

Land	$32,433,000
Buildings	125,683,000
Acquired in-place lease values	8,180,000
Total purchase price	166,296,000
Mortgage notes placed/assumed	(110,029,000)
Total cash paid	$56,267,000

Schedule of Business Acquisition, Pro Forma Information
The Company’s unaudited pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations that would have occurred had these acquisitions been consummated at the beginning of the periods presented.

	Unaudited
	Year Ended December 31,
Dollars in thousands, except for per share data	2012	2011
Pro forma revenues	$79,357	$78,482
Pro forma equity in joint venture income	$17,063	$7,719
Pro forma net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(11,387)	$(12,447)
Pro forma net loss per share:
Basic	$(0.21)	$(0.29)